Discontinued Operations	6 Months Ended
Dec. 31, 2013
Discontinued Operations [Abstract]
DISCONTINUED OPERATIONS
Note 2 – DISCONTINUED OPERATIONS

In January 2014, management decided to return the ‘Wiki Technology’ entity to Edward DeFeudis and Marco Garibaldi as per the terms of the Share Exchange Agreement (“Share Exchange Agreement”) dated May 30, 2013.  The decision was taken because revenue and profitability benchmarks as per the Share Exchange Agreement were unlikely to be met.  Revenue and expenses, and gains and losses relating to the discontinued business have been reclassified from the results of continuing operations and are reflected as net loss from discontinued operations in the statement of operations and comprehensive (loss) income.

The assets and liabilities and operating results of the discontinued operation are summarized as follows:

ASSETS AND LIABILITIES OF DISCONTINUED OPERATIONS	12/31/2013	6/30/2013

Current assets
Cash and cash equivalents	$3,312	$65,288
Other current assets	675	3,678
Total current assets	3,987	68,966
Non Current Assets
Fixed Assets	12,869	9,105
Intellectual property	195,949	198,354
Other assets	35,000	50,000
Total Non Current assets	243,818	257,459
Total Assets	247,805	326,425

Current Liabilities
Trade Creditors	3,000	3,000
Provisions and accruals	3,912
Intercompany liabilities	64,999
Total Current Liabilities	71,911	3,000
Non Current Liabilities
Shareholder loans	150,000
Total Non Current liabilities	150,000	-
Total Liabilities	221,911	3,000

Net Assets	$25,894	$323,425

NET RESULT FROM DISCONTINUED OPERATIONS	FOR THE SIX MONTHS ENDED
	12/31/2013	12/31/2012
Revenue	$2,647	$-
Cost of Revenue	70,460	-
Gross Profit (Loss)	(67,813)	-
Operating Expenses	230,277	-
(Loss) from operations	(298,090)	-
Other income	560	-
(Loss) before tax	(297,530)	-
Tax	-	-
(Loss) after tax	$(297,530)	$-

The discontinued operations of Wiki Technologies, Inc. were reported in the United States of America segment in our geographic segment information as per Note 16.